Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [LineItems]
Profit for the year	£ 435	£ 380	£ 244
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(35)	(177)	330
Currency translation adjustment disposed	0	(122)	(5)
Attributable tax	2	0	4
Items that are not reclassified to the income statement
Fair value (losses)/gains on other financial assets	(2)	1	18
Attributable tax	0	0	1
Remeasurement of retirement benefit obligations	5	(85)	54
Attributable tax	(2)	20	(12)
Other comprehensive (expense)/income for the year	(32)	(363)	390
Total comprehensive income for the year	403	17	634
Attributable to:
Equity holders of the company	402	16	630
Non-controlling interest	£ 1	£ 1	£ 4